Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of fair value of options granted using the Black-Scholes option pricing model [Table Text lock]
	As of December 31,
	2019	2018

Exercise price	$0.55	$1.02-$1.08
Expected volatility	66%-78%	66%-69%
Risk-free interest	0.29%-0.79%	0.48%-0.83%
Expected life of up to (years)	2.25-3.28	3.01-3.56

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	As of December 31,
	2019			2018
	Number of Options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Number of Options	Weighted average exercise price	Weighted Average remaining contractual term (in years)
Outstanding at beginning of period (a)	11,544,622	$0.76		10,541,954	$0.69
Granted (b)	3,775,000	$0.55		2,740,000	$1.06
Exercised	(1,200,000)	$0.08		(314,415)	$0.21
Forfeited	(1,270,834)	$0.78		(1,422,917)	$1.16
Outstanding at the end of period	12,848,788	$0.63	1.16	11,544,622	$0.76	1.49
Exercisable at the end of period	8,200,872		0.59	6,914,622		1.14
(a)	Options Granted during 2016, 2017 and 2018

On April 17, 2016, the Company granted to its Chief Financial Officer options to purchase an aggregate of 1,794,205 Ordinary Shares at an exercise price of $0.08 per share. The options vested over 10 quarters until fully vested on June 30, 2018. The Company recorded in its 2018 and 2017 statements of comprehensive loss expenses of USD 173 and USD 346, respectively, each year in respect of such grant, included in general and administrative expenses.

On January 26, 2017, the Company granted to three members of its Board of Directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vested over 12 quarters until fully vested on September 30, 2019. On September 23, 2019, the Company approved an extension for an additional year of the respective exercise periods of 675,000 out of the 900,000 options to purchase the Company’s Ordinary Shares previously granted to its Board of Directors and vested during 2017 and 2018, so that the exercise period thereof will be four years. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 35, USD 45 and USD 56, respectively, in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to its Chief Executive Officer options to purchase an aggregate of 2,000,000 Ordinary Shares at an exercise price NIS 2.31 (approximately $0.64 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The Company recorded in its 2019, 2018 and 2017 statements of comprehensive loss an expense of USD 459 each year, in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to three of its senior officers options to purchase an aggregate of 700,000 Ordinary Shares, each, at an exercise price NIS 1.95 (approximately $0.52 per share at the date grant). The options vested over 12 quarters until fully vested on December 31, 2019. The Company recorded in its 2019, 2018 and 2017 statements of comprehensive loss an expense of USD 440, USD 527 and USD 615, respectively, in respect of such grant.

On August 27, 2017, the Company granted to four members of its Board of Directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 6.13 (approximately $1.7 per share at the grant date). The options vested over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other. On September 23, 2019, the Company approved an extension for an additional year of the respective exercise periods of 100,000 out of the 300,000 options to purchase the Company’s Ordinary Shares previously granted to one member of Board of Directors and vested during 2017 and 2018, so that the exercise period thereof will be four years. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 95, USD 102 and USD 107, respectively, in respect of such grant, included in general and administrative expenses.

On November 30, 2017, the Company granted to its Chief Operating Officer options to purchase an aggregate of 700,000 Ordinary Shares at an exercise price NIS 3.78 (approximately $1.08 per share at the date grant). The options vest over 12 quarters until fully vested on September 30, 2020. The Company recorded in its 2019, 2018 and 2017 statements of comprehensive loss an expense of USD 105, USD 95 and USD 24, respectively, in respect of such grant, included in in research and development expenses.

During 2017, the Company granted to its employees options to purchase an aggregate of 2,175,000 Ordinary Shares at an average exercise price of $0.96 per share. The options vest over 12 quarters until fully vested.

On June 18, 2018, the Company issued options to purchase 100,000 Ordinary Shares to its chairman of the Board of Directors at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested on March 31, 2021. The Company recorded in its 2019 and 2018 statements of comprehensive loss an expense of USD 5 and USD 4, respectively, in respect of such grant, included in general and administrative expenses.

During 2018, the Company granted options to purchase 2,640,000 Ordinary Shares to its employees at an average exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested.

Share-based Payment Arrangement, Outstanding Award, Activity, Excluding Option [Table Text Block]
	Year ended December 31,
	2019	2018	2017
	USD in thousands

Research and development	568	621	491
Marketing and sales	214	196	443
General and administrative	856	1,223	1,521
Total share-based compensation expense	1,638	2,040	2,455